LONG-TERM DEBT - Scheduled Debt Principal Repayments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Scheduled Debt Principal Repayments
Total	$ 1,735,000
2020
Scheduled Debt Principal Repayments
Total	360,000
2022
Scheduled Debt Principal Repayments
Total	225,000
2023
Scheduled Debt Principal Repayments
Total	100,000
2024 and Thereafter
Scheduled Debt Principal Repayments
Total	1,050,000
2018 Notes
Scheduled Debt Principal Repayments
Total	350,000
2018 Notes | 2024 and Thereafter
Scheduled Debt Principal Repayments
Total	350,000
2017 Notes
Scheduled Debt Principal Repayments
Total	300,000
2017 Notes | 2024 and Thereafter
Scheduled Debt Principal Repayments
Total	300,000
2016 Notes
Scheduled Debt Principal Repayments
Total	350,000
2016 Notes | 2023
Scheduled Debt Principal Repayments
Total	100,000
2016 Notes | 2024 and Thereafter
Scheduled Debt Principal Repayments
Total	250,000
2015 Note
Scheduled Debt Principal Repayments
Total	50,000
2015 Note | 2024 and Thereafter
Scheduled Debt Principal Repayments
Total	50,000
2012 Notes
Scheduled Debt Principal Repayments
Total	200,000
2012 Notes | 2022
Scheduled Debt Principal Repayments
Total	100,000
2012 Notes | 2024 and Thereafter
Scheduled Debt Principal Repayments
Total	100,000
2010 Notes
Scheduled Debt Principal Repayments
Total	485,000
2010 Notes | 2020
Scheduled Debt Principal Repayments
Total	360,000
2010 Notes | 2022
Scheduled Debt Principal Repayments
Total	$ 125,000